INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net (loss) income (including non-controlling interests)	$ 9,538	$ 15,565	$ (578)
Income tax expense	1,717	2,460	1,666
Income before taxes	11,255	18,025	1,088
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	2,818	4,146	136
Permanent items	(303)	500	714
Rate changes	0	12	0
Net change in measurement of deferred tax assets	(1,154)	(2,956)	454
Tax effects of foreign currency translation	(34)	0	41
Tax credits	(22)	(24)	(13)
Other taxes	394	688	267
Others	18	94	67
Total income tax expense	$ 1,717	$ 2,460	$ 1,666